Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating losses carried forward	$ 1,635,394	$ 810,863
Less: valuation allowance	1,635,394
Total	$ 824,531	$ 810,863